SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Net Sales to Unaffiliated Customers (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Net sales to unaffiliated customers
Net sales to unaffiliated customers	$ 1,990.9	$ 1,729.1	$ 1,528.5	$ 1,723.0	$ 1,772.9	$ 1,761.4	$ 1,795.7	$ 1,740.1	$ 6,971.5	$ 7,070.1	$ 7,159.0
Retail Branding and Information Solutions
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,630.9	1,650.3	1,613.2
Retail Branding and Information Solutions | Apparel
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,432.3	1,458.5	1,441.7
Retail Branding and Information Solutions | Printer Solutions
Net sales to unaffiliated customers
Net sales to unaffiliated customers									198.6	191.8	171.5
Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									4,715.1	4,745.9	4,851.1
Industrial and Healthcare Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									625.5	673.9	694.7
U.S.
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,683.6	1,638.8	1,625.1
U.S. | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,294.3	1,246.6	1,256.0
Europe
Net sales to unaffiliated customers
Net sales to unaffiliated customers									2,164.7	2,160.2	2,251.4
Europe | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,758.1	1,767.9	1,851.3
Asia
Net sales to unaffiliated customers
Net sales to unaffiliated customers									2,378.5	2,458.5	2,473.2
Asia | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,040.8	1,065.0	1,081.2
Latin America
Net sales to unaffiliated customers
Net sales to unaffiliated customers									440.3	498.3	490.0
Latin America | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									340.3	375.4	367.8
Other international
Net sales to unaffiliated customers
Net sales to unaffiliated customers									304.4	314.3	319.3
Other international | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers									281.6	291.0	294.8
China Including HongKong
Net sales to unaffiliated customers
Net sales to unaffiliated customers									$ 1,310.0	$ 1,380.0	$ 1,430.0